Share Capital/Treasury Shares (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Summary of Share Capital

The share capital as of January 1, 2023 and 2024 and June 30, 2023 and 2024 represented the issued ordinary share capital of the Company.

(In thousands, except share and per share data)	NOTES	Number of shares	Par value per share	Amount
Authorized:
As of January 1, 2023		444,343,488		$44

As of June 30, 2023, and January 1, 2024, and June 30, 2024	(i)	650,000,000		3

Issued and fully paid:
As of January 1, 2023		401,804,327		41
As of January 1, 2023, restated by applying the exchange ratio pursuant to the Business Combination		28,800,926		3
Class B Ordinary Shares issued to holders of the convertible preferred shares		54,420,956		6
Class A Ordinary Shares issued in connection to the Business Combination		3,312,715		—
Class A Ordinary Shares issued to the Series A preferred shareholders (PIPE) in May 2023		2,668,750		—
Class B Ordinary Shares issued to PIPE investors		230,000		—
Exercise of share options	(ii)	47,443	$0.0001	—
As of June 30, 2023		89,480,790		9

As of January 1, 2024		89,495,790		9
Class A Ordinary Shares issued to PIPE investors		19,166,666		2
Class A Ordinary Shares issued to employees for compensation		1,238,582		—
Class A Ordinary Shares issued to board members for board fees		69,310		—
As of June 30, 2024		109,970,348		$11

Note i: Pursuant to Apollomics’ sixth amended and restated memorandum and articles of association (the “MAA”) the authorized share capital of Apollomics is 500,000,000 Class A Ordinary Shares, and 100,000,000 Class B Ordinary Shares, and 50,000,000 preference shares, par value $0.0001 per share.

Note ii: During the six months ended June 30, 2023, share option holders exercised their rights to subscribe for 23,893, 16,202, 4,122 and 3,226 Ordinary Shares in the Company at an exercise price of $0.28, $2.93, $3.63 and $4.32 per share, respectively.

Summary of Treasury Shares

(In thousands, except share and per share data)	Number of treasury shares	Subscription price per share	Amount
As of January 1, 2023	496,752		$68
Restricted shares vested	(496,752)	$0.0001	(68)
As of June 30, 2023	—		$—